BORROWINGS (Current and non-current information on borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Bank borrowings, undiscounted cash flows, non-current	$ 659,999	$ 1,334,369
Less: debt issue costs, non-current	(3,534)	(7,080)
Non-current borrowings	656,465	1,327,289
Bank borrowings, undiscounted cash flows, current	825,139	399,249
Less: debt issue costs, current	(2,566)	(3,645)
Current borrowings	822,573	395,604
Total Borrowings	$ 1,479,038	$ 1,722,893